Provisions, income tax liabilities and other liabilities - Timing of Future Termination Benefit Payments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 1,039	€ 943	€ 1,260
Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	374	476	490
From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	448	394	606
From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	215	67	142
More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	2	6	22
France
Disclosure of defined benefit plans [line items]
Employee termination benefits	804	614	889
France | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	185	269	295
France | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	412	288	457
France | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	207	53	124
France | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	0	4	13
Other
Disclosure of defined benefit plans [line items]
Employee termination benefits	235	329	371
Other | Less than 1 year
Disclosure of defined benefit plans [line items]
Employee termination benefits	189	207	195
Other | From 1 to 3 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	36	106	149
Other | From 3 to 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	8	14	18
Other | More than 5 years
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 2	€ 2	€ 9